Pledged Assets and Collateral, Collateral Accepted (Details) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments Pledged as Collateral [Abstract]
Fair value of securities received as collateral that can be resold or repledged	$ 469.2	$ 288.7
Fair value of securities received as collateral that have been resold or repledged	$ 309.3	$ 142.2